Share-based compensation (Schedule of range of exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	2,182,970	1,528,760	1,659,288
Weighted average exercise price	$ 7.23	$ 7.38	$ 5.71
Range of exercise prices $3.76 - $4.82 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	568,801
Weighted average remaining contractual life (years)	3 years 1 month 24 days
Weighted average exercise price	$ 3.76
Number of options exercisable | Share	568,801
Weighted average share price at exercise date	$ 3.76
Range of exercise prices $3.76 - $4.82 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	3.76
Range of exercise prices $3.76 - $4.82 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 4.82
Range of exercise price of $5.91 - $6.75 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	779,959
Weighted average remaining contractual life (years)	6 years 2 months 1 day
Weighted average exercise price	$ 6.75
Number of options exercisable | Share	0
Weighted average share price at exercise date	$ 0
Range of exercise price of $5.91 - $6.75 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	5.91
Range of exercise price of $5.91 - $6.75 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 6.75
Range of exercise price of $6.76 - $10.17 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	488,340
Weighted average remaining contractual life (years)	5 years 2 months 1 day
Weighted average exercise price	$ 9.76
Number of options exercisable | Share	174,989
Weighted average share price at exercise date	$ 9.57
Range of exercise price of $6.76 - $10.17 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	6.76
Range of exercise price of $6.76 - $10.17 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 10.17
Range of exercise price of $10.18 - $10.42[Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	345,870
Weighted average remaining contractual life (years)	4 years 1 month 24 days
Weighted average exercise price	$ 10.42
Number of options exercisable | Share	230,514
Weighted average share price at exercise date	$ 10.42
Range of exercise price of $10.18 - $10.42[Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	10.18
Range of exercise price of $10.18 - $10.42[Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 10.42
Range of exercise prices $3.76 - $3.92 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		644,983
Weighted average remaining contractual life (years)		4 years 1 month 24 days
Weighted average exercise price		$ 3.76
Number of options exercisable | Share		264,553
Weighted average share price at exercise date		$ 3.76
Range of exercise prices $3.76 - $3.92 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		3.76
Range of exercise prices $3.76 - $3.92 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 3.92
Range of exercise prices $3.93 - $9.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		30,283
Weighted average remaining contractual life (years)		5 years 10 months 6 days
Weighted average exercise price		$ 6.92
Number of options exercisable | Share		9,194
Weighted average share price at exercise date		$ 7.04
Range of exercise prices $3.93 - $9.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		3.93
Range of exercise prices $3.93 - $9.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 9
Range of exercise prices $9.01 - $9.92 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		487,005
Weighted average remaining contractual life (years)		6 years 1 month 28 days
Weighted average exercise price		$ 9.92
Number of options exercisable | Share		0
Weighted average share price at exercise date		$ 0
Range of exercise prices $9.01 - $9.92 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		9.01
Range of exercise prices $9.01 - $9.92 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 9.92
Range of exercise prices $9.92 - $10.42 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		366,489
Weighted average remaining contractual life (years)		5 years 1 month 24 days
Weighted average exercise price		$ 10.42
Number of options exercisable | Share		122,628
Weighted average share price at exercise date		$ 10.42
Range of exercise prices $9.92 - $10.42 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		9.92
Range of exercise prices $9.92 - $10.42 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 10.42